UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 15, 2014 to September 15, 2014

Commission File Number of Issuing entity:	333-181985-02

Mercedes-Benz Auto Receivables Trust 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-159281

Daimler Trust Leasing LLC
(Exact name of depositor as specified in its charter)

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor(s) as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-6442370
(I.R.S. Employer Identification No.)

36455 Corporate Drive
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248)9916632
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Asset Backed Notes	[ ]	[ ]	[_X_]	_______
Class A-2 Asset Backed Notes	[ ]	[ ]	[_X_]	_______
Class A-3 Asset Backed Notes	[ ]	[ ]	[_X_]	_______
Class A-4 Asset Backed Notes	[ ]	[ ]	[_X_]	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On September 15, 2014 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from August 01, 2014 to August 31, 2014.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on February 4, 2014 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2013-1
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: September 23, 2014	By: /s/ Kenneth D. Casper
Name: Kenneth D. Casper
Title: Vice President

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity